UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code:
Funds Investor Services 1-800-822-5544
or
Institutional Shareholder Services 1-888-425-6432
Date of fiscal year end: December 31
Date of reporting period: March 31, 2009

     ITEM 1. SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS VARIABLE
EQUITY TRUST
LEGG MASON PARTNERS
VARIABLE CAPITAL PORTFOLIO
FORM N-Q
MARCH 31, 2009

Legg Mason Partners Variable Capital Portfolio

Schedule of Investments (unaudited)	March 31, 2009

Shares	Security	Value

COMMON STOCKS — 95.2%
CONSUMER DISCRETIONARY — 13.2%
Hotels, Restaurants & Leisure — 1.3%
45,000	Ctrip.com International Ltd., ADR	$1,233,000

Leisure Equipment & Products — 2.4%
1,350,000	Li Ning Co., Ltd. (a)	2,230,177

Media — 2.8%
467,000	WPP PLC (a)	2,622,049

Specialty Retail — 6.7%
220,000	American Eagle Outfitters Inc.	2,692,800
100,000	CarMax Inc. *	1,244,000
45,000	Sherwin-Williams Co.	2,338,650

	Total Specialty Retail	6,275,450

	TOTAL CONSUMER DISCRETIONARY	12,360,676

ENERGY — 11.5%
Energy Equipment & Services — 4.3%
35,000	Diamond Offshore Drilling Inc.	2,200,100
280,000	ION Geophysical Corp. *	436,800
124,000	Weatherford International Ltd. *	1,372,680

	Total Energy Equipment & Services	4,009,580

Oil, Gas & Consumable Fuels — 7.2%
60,000	Comstock Resources Inc. *	1,788,000
190,000	El Paso Corp.	1,187,500
61,000	Newfield Exploration Co. *	1,384,700
125,000	Petrohawk Energy Corp. *	2,403,750

	Total Oil, Gas & Consumable Fuels	6,763,950

	TOTAL ENERGY	10,773,530

FINANCIALS — 15.4%
Capital Markets — 6.6%
198,000	Charles Schwab Corp.	3,069,000
223,000	Invesco Ltd.	3,090,780

	Total Capital Markets	6,159,780

Diversified Financial Services — 1.4%
50,000	JPMorgan Chase & Co.	1,329,000

Insurance — 4.8%
112,000	Travelers Cos. Inc.	4,551,680

Thrifts & Mortgage Finance — 2.6%
135,000	People’s United Financial Inc.	2,425,950

	TOTAL FINANCIALS	14,466,410

HEALTH CARE — 11.7%
Biotechnology — 2.0%
32,000	Genzyme Corp. *	1,900,480

Health Care Providers & Services — 2.1%
65,000	Mednax Inc. *	1,915,550

Pharmaceuticals — 7.6%
28,000	Roche Holding AG (a)	3,837,335
92,000	Shire Ltd., ADR	3,306,480

	Total Pharmaceuticals	7,143,815

	TOTAL HEALTH CARE	10,959,845

INDUSTRIALS — 17.9%
Aerospace & Defense — 3.1%
43,000	L-3 Communications Holdings Inc.	2,915,400

See Notes to Schedule of Investments.

Legg Mason Partners Variable Capital Portfolio

Schedule of Investments (unaudited) (continued)	March 31, 2009

Shares	Security	Value

Construction & Engineering — 6.9%
128,000	Quanta Services Inc. *	$2,745,600
135,000	Shaw Group Inc. *	3,700,350

	Total Construction & Engineering	6,445,950

Industrial Conglomerates — 7.9%
320,000	General Electric Co.	3,235,200
130,000	McDermott International Inc. *	1,740,700
125,000	Tyco International Ltd.	2,445,000

	Total Industrial Conglomerates	7,420,900

	TOTAL INDUSTRIALS	16,782,250

INFORMATION TECHNOLOGY — 25.5%
Communications Equipment — 6.6%
97,000	Cisco Systems Inc. *	1,626,690
225,000	Juniper Networks Inc. *	3,388,500
31,000	QUALCOMM Inc.	1,206,210

	Total Communications Equipment	6,221,400

Computers & Peripherals — 3.8%
17,000	International Business Machines Corp.	1,647,130
225,000	Palm Inc. *	1,939,500

	Total Computers & Peripherals	3,586,630

Internet Software & Services — 5.6%
9,500	Google Inc., Class A Shares *	3,306,570
100,000	VeriSign Inc. *	1,887,000

	Total Internet Software & Services	5,193,570

IT Services — 2.5%
85,000	Accenture Ltd., Class A Shares	2,336,650

Semiconductors & Semiconductor Equipment — 1.0%
52,000	ASML Holding NV, New York Registered Shares	910,520

Software — 6.0%
92,000	Blackboard Inc. *	2,920,080
120,000	Check Point Software Technologies Ltd. *	2,665,200

	Total Software	5,585,280

	TOTAL INFORMATION TECHNOLOGY	23,834,050

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $135,442,272)	89,176,761

Face
Amount

SHORT-TERM INVESTMENT — 4.7%
Repurchase Agreement — 4.7%
$4,364,000	State Street Bank & Trust Co. repurchase agreement, dated 03/31/09, 0.010% due 4/1/09; Proceeds due at maturity — $4,364,001; (Fully collateralized by U.S. Treasury Bills, 0.000% due 8/27/09; Market value — $4,454,648) (Cost — $4,364,000)	4,364,000

	TOTAL INVESTMENTS — 99.9% (Cost — $139,806,272#)	93,540,761
	Other Assets in Excess of Liabilities — 0.1%	119,099

	TOTAL NET ASSETS — 100.0%	$93,659,860

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule: ADR — American Depositary Receipt

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)
1. Organization and Significant Accounting Policies
Legg Mason Partners Variable Capital Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).
(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio may value these securities at fair value as determined in accordance with the procedures approved by the Portfolio’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
The Portfolio adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.
•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

			OTHER SIGNIFICANT	SIGNIFICANT
		QUOTED PRICES	OBSERVABLE INPUTS	UNOBSERVABLE INPUTS
	MARCH 31, 2009	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)

Investments in securities	$93,540,761	$80,487,200	$13,053,561	—
(b) Repurchase Agreements. When entering into repurchase agreements, it is the Portfolio’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.
(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Notes to Schedule of Investments (unaudited) (continued)
2. Investments
At March 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,165,522
Gross unrealized depreciation	(47,431,033)

Net unrealized depreciation	$(46,265,511)

Derivative Instruments and Hedging Activities
Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.
As of March 31, 2009, the Portfolio did not hold any derivative instruments.
3. Recent Accounting Pronouncement
In April 2009, the Financial Accounting Standards Board (“FASB”) issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157 when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Portfolio’s financial statement disclosures.

ITEM 2.	CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Variable Equity Trust

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer
Date: May 28, 2009

By:	/s/ Kaprel Ozsolak

Kaprel Ozsolak
Chief Financial Officer
Date: May 28, 2009